Revenues, other income and and entity-wide disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of Revenue by Country and by Major Alliance Partner

Revenues by country
in CHF thousands, for the years ended December 31	2021	2020	2019
Revenues USA	9,330	9,344	20,383
Total revenues	9,330	9,344	20,383

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2021	2020	2019
Amgen Inc., USA	9,330	9,344	20,383
Total revenues	9,330	9,344	20,383